Commitments and Contingencies - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Sep. 09, 2024	Dec. 31, 2024	Apr. 30, 2024	Dec. 31, 2024	Sep. 30, 2025	Jul. 31, 2025	Dec. 31, 2023
Loss Contingencies [Line Items]
Legal proceedings fee	$ 4.5
Estimated liabilities					$ 5.0
Maximum merger and reimbursement expenses	$ 0.5
Advisory fee				$ 0.8
Common stock, par value per share		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.00001
Deferred Offering Costs And Accrued Liabilities Associated With Contract				$ 0.6
Reset price per share		10		$ 10
Floor price per share		1		1
Number of share price held at reset date		$ 10		$ 10
Number of sharing share held		300,000		300,000
Fee share issuable subject to lock up provision description			The Fee Shares subject to the lock-up provision are subject to adjustment if the dollar volume-weighted average price for the Company’s common stock (“VWAP”) 20 out of any 30 trading Days is at least $7.00 per share
Fee share issuable subject to lock-up period termination description			Lock-Up Period shall be terminated with respect to fifty percent of the shares to be issued for the fee. Furthermore, if the VWAP of the common stock for 20 out of any 30 Trading Days is at least $10.00 per share, then the Lock-Up Period shall be terminated with respect to the other fifty percent of the Fee Shares, rounded up.
Fee share issuable subject to lockup provision per share			$ 7
Fee share issuable subject to termination of lockup provision per share			$ 10
Common stock paid as fee shares, released						769,231
Accounts Payable [Member]
Loss Contingencies [Line Items]
Estimated liabilities					$ 4.0
Accrued Expenses and Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Estimated liabilities					1.0
Purchase Commitments [Member]
Loss Contingencies [Line Items]
Outstanding purchase orders and contractual obligations					0.5
Accrued Losses		$ 0.6		$ 0.6	$ 0.6
Advisor Agreement [Member]
Loss Contingencies [Line Items]
Advisory fee		$ 0.8	$ 2.0
Common stock, par value per share		$ 10		$ 10
Deferred Offering Costs And Accrued Liabilities Associated With Contract		$ 0.6
Reset price per share		$ 10		10
Floor price per share		1		1
Number of share price held at reset date		$ 10		$ 10
Number of sharing share held		300,000		300,000